UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

53 State Street, Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

December 31, 2017

Before investing you should carefully consider the Funds’ investment objectives, risks, charges and expenses. This material must be preceded or accompanied by the Funds’ prospectus. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal. Concentration in a particular industry or sector may subject the Funds to loss due to adverse occurrences that may affect that industry or sector. The Funds may use derivatives which may involve risks different from, or greater than, those associated with more traditional investments. The Funds’ emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic, economic, foreign market and trading risks. In addition, unless perfectly hedged, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns. See the prospectus for specific risks regarding the Funds.

Individual shares of the Funds may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Funds. Each Fund issues and redeems shares on a continuous basis, at net asset value, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor:  Foreside Fund Services, LLC

i	Allocation of Portfolio Holdings and Sector Weightings
Schedule of Investments
1	O’Shares FTSE U.S. Quality Dividend ETF
4	O’Shares FTSE Europe Quality Dividend ETF
8	O’Shares FTSE Asia Pacific Quality Dividend ETF
13	Statements of Assets and Liabilities
14	Statements of Operations
15	Statements of Changes in Net Assets
18	Financial Highlights
20	Notes to Financial Statements
31	Expense Examples
33	Additional Information

The O’Shares FTSE US Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF and O’Shares FTSE Asia Quality Dividend ETF, (the “Funds”) are not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TMX Global Debt Capital Markets Inc (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE US Qual/Vol/Yield Factor 5% Capped Index, FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Index and the FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index, (the “Indexes”) (upon which the Funds are based), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Funds. LSEG has not provided nor will provide any financial or investment advice or recommendation in relation to the Indexes to FFCM, LLC. (the “Adviser”) or to the Adviser’s clients. The Indexes are calculated by FTSE or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein.

All rights in the Indexes vest in FTSE. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license.

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2017 (Unaudited)

O’Shares FTSE U.S. Quality Dividend ETF (OUSA)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance, before fees and expenses, of the FTSE U.S. Qual/Vol/Yield Factor 5% Capped Index (the “U.S. Target Index”). The U.S. Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by FTSE-Russell (the “Index Provider”). The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	4.9%
Exxon Mobil Corp.	4.7%
AT&T, Inc.	3.8%
Intel Corp.	3.8%
Procter & Gamble Co. (The)	3.6%
Home Depot, Inc. (The)	3.3%
Pfizer, Inc.	2.9%
Philip Morris International, Inc.	2.4%
Verizon Communications, Inc.	2.4%
Texas Instruments, Inc.	2.2%

Sector Exposure

Sectors	% of Net Assets
Consumer Discretionary	11.3%
Consumer Staples	18.1%
Energy	6.8%
Financials	2.6%
Health Care	13.1%
Industrials	13.4%
Information Technology	15.0%
Materials	1.3%
Real Estate	6.6%
Telecommunication Services	6.2%
Utilities	5.4%
Other(1)	0.2%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

i

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2017 (Unaudited)

O’Shares FTSE Europe Quality Dividend ETF (OEUR)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance, before fees and expenses, of the FTSE Developed Europe Qual/Vol/Yield Factor 5% Capped Index (the “Europe Target Index”). The Europe Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in Europe that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Nestle SA (Registered)	4.9%
Roche Holding AG – Genusschein	4.5%
Novartis AG (Registered)	4.3%
TOTAL SA	3.1%
GlaxoSmithKline plc	3.1%
British American Tobacco plc	2.9%
Vodafone Group plc	2.8%
Sanofi	2.6%
Siemens AG (Registered)	2.4%
Novo Nordisk A/S, Class B	1.9%

Sector Exposure

Sectors	% of Net Assets
Consumer Discretionary	6.6%
Consumer Staples	17.3%
Energy	5.0%
Financials	6.9%
Health Care	18.7%
Industrials	16.6%
Information Technology	0.6%
Materials	4.7%
Real Estate	6.9%
Telecommunication Services	9.4%
Utilities	6.7%
Other(1)	0.6%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

FTSE Developed Europe
Qual/Vol/Yield Factor 5% Capped
Index — Country Exposure

Country	% of Index
United Kingdom	28.9%
Switzerland	19.3%
France	16.0%
Germany	11.2%
Spain	4.7%
Netherlands	4.1%
Sweden	4.1%
Italy	3.0%
Denmark	2.8%
Finland	2.7%
Norway	2.0%
Belgium	0.8%
Portugal	0.3%
Austria	0.1%
100.0%

ii

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2017 (Unaudited)

O’Shares FTSE Asia Pacific Quality Dividend ETF (OASI)

The Fund employs a “passive management” or “rules based” investment approach that seeks to track the performance, before fees and expenses, of the FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index (the “AP Target Index”). The AP Target Index is designed to measure the performance of publicly-listed large-capitalization and mid-capitalization dividend-paying issuers in the Asia-Pacific region that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by the Index Provider. The high quality and low volatility requirements are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Samsung Electronics Co. Ltd.	4.4%
Toyota Motor Corp.	3.4%
Wesfarmers Ltd.	3.2%
KDDI Corp.	2.2%
NTT DOCOMO, Inc.	2.1%
Link REIT	2.1%
Japan Tobacco, Inc.	2.0%
Scentre Group	1.7%
Daito Trust Construction Co. Ltd.	1.6%
Astellas Pharma, Inc.	1.6%

Sector Exposure

Sectors	% of Net Assets
Consumer Discretionary	12.1%
Consumer Staples	11.8%
Energy	2.1%
Financials	2.4%
Health Care	5.4%
Industrials	17.0%
Information Technology	10.0%
Materials	5.8%
Real Estate	18.3%
Telecommunication Services	7.9%
Utilities	5.7%
Other(1)	1.5%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

FTSE Developed Asia Pacific
Qual/Vol/Yield Factor 5% Capped
Index — Country Exposure

Country	% of Index
Japan	44.0%
Australia	26.7%
Hong Kong	13.8%
South Korea	8.6%
Singapore	5.0%
New Zealand	1.9%
100.0%

iii

FQF Trust
O'Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Common Stocks – 99.8%
Aerospace & Defense – 4.7%
Boeing Co. (The)	39,088	$11,527,442
General Dynamics Corp.	11,517	2,343,134
Lockheed Martin Corp.	19,544	6,274,601
Raytheon Co.	13,960	2,622,386
United Technologies Corp.	26,873	3,428,189
		26,195,752
Air Freight & Logistics – 1.3%
Expeditors International of Washington, Inc.	6,980	451,536
United Parcel Service, Inc., Class B	56,189	6,694,920
		7,146,456
Auto Components – 0.0%(a)
Gentex Corp.	10,819	226,658
Beverages – 3.8%
Coca-Cola Co. (The)	231,736	10,632,048
Dr Pepper Snapple Group, Inc.	10,121	982,344
PepsiCo, Inc.	80,270	9,625,978
		21,240,370
Capital Markets – 1.1%
Franklin Resources, Inc.	32,108	1,391,240
T. Rowe Price Group, Inc.	47,115	4,943,777
		6,335,017
Chemicals – 1.2%
Air Products & Chemicals, Inc.	11,866	1,946,973
International Flavors & Fragrances, Inc.	3,839	585,870
Monsanto Co.	15,356	1,793,274
Praxair, Inc.	13,960	2,159,333
		6,485,450
Commercial Services & Supplies – 0.5%
Republic Services, Inc.	8,376	566,301
Waste Management, Inc.	22,685	1,957,716
		2,524,017
Communications Equipment – 2.2%
Cisco Systems, Inc.	318,637	12,203,797
Containers & Packaging – 0.1%
Avery Dennison Corp.	3,490	400,861
Bemis Co., Inc.	3,839	183,466
		584,327
Distributors – 0.2%
Genuine Parts Co.	12,913	1,226,864
Diversified Telecommunication Services – 6.2%
AT&T, Inc.	545,487	21,208,535
Verizon Communications, Inc.	248,139	13,133,997
		34,342,532

Investments	Number of Shares	Value
Electric Utilities – 3.6%
Alliant Energy Corp.	11,517	$490,739
American Electric Power Co., Inc.	25,826	1,900,019
Avangrid, Inc.	3,490	176,524
Duke Energy Corp.	34,900	2,935,439
Edison International	16,752	1,059,396
Entergy Corp.	9,423	766,938
Eversource Energy	16,054	1,014,292
Exelon Corp.	39,437	1,554,212
FirstEnergy Corp.	18,846	577,065
NextEra Energy, Inc.	20,940	3,270,619
PG&E Corp.	26,524	1,189,071
Pinnacle West Capital Corp.	5,584	475,645
PPL Corp.	40,135	1,242,178
Southern Co. (The)	42,927	2,064,359
Xcel Energy, Inc.	26,524	1,276,070
		19,992,566
Electrical Equipment – 0.4%
Eaton Corp. plc	18,846	1,489,022
Rockwell Automation, Inc.	4,537	890,840
		2,379,862
Electronic Equipment, Instruments & Components – 0.3%
TE Connectivity Ltd.	15,705	1,492,603
Equity Real Estate Investment Trusts (REITs) – 6.6%
AvalonBay Communities, Inc.	19,544	3,486,845
Duke Realty Corp.	28,269	769,199
Equity Residential	80,619	5,141,074
Extra Space Storage, Inc.	13,960	1,220,802
Federal Realty Investment Trust	7,329	973,365
GGP, Inc.	71,894	1,681,601
Hospitality Properties Trust	12,913	385,453
Host Hotels & Resorts, Inc.	95,277	1,891,248
Liberty Property Trust	19,544	840,587
Macerich Co. (The)	15,007	985,660
Public Storage	37,343	7,804,687
Regency Centers Corp.	12,564	869,178
Simon Property Group, Inc.	51,652	8,870,714
Vornado Realty Trust	16,752	1,309,671
Weingarten Realty Investors	17,450	573,582
		36,803,666
Food & Staples Retailing – 3.9%
CVS Health Corp.	77,827	5,642,458
Sysco Corp.	19,544	1,186,907
Walgreens Boots Alliance, Inc.	38,041	2,762,537
Wal-Mart Stores, Inc.	121,801	12,027,849
		21,619,751

See accompanying notes to the financial statements.

FQF Trust
O'Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Food Products – 1.2%
Campbell Soup Co.	11,517	$554,083
General Mills, Inc.	35,249	2,089,913
Hershey Co. (The)	8,725	990,375
Hormel Foods Corp.	18,846	685,806
JM Smucker Co. (The)	4,537	563,677
Kellogg Co.	12,215	830,376
McCormick & Co., Inc. (Non-Voting)	6,631	675,765
		6,389,995
Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	76,082	4,342,000
Medtronic plc	58,283	4,706,352
		9,048,352
Health Care Providers & Services – 0.0%(a)
Patterson Cos., Inc.	3,141	113,484
Hotels, Restaurants & Leisure – 3.2%
Carnival Corp.	18,148	1,204,483
Darden Restaurants, Inc.	8,027	770,753
McDonald’s Corp.	62,820	10,812,578
Starbucks Corp.	84,807	4,870,466
		17,658,280
Household Durables – 0.2%
Garmin Ltd.	12,215	727,647
Leggett & Platt, Inc.	9,772	466,418
		1,194,065
Household Products – 5.5%
Church & Dwight Co., Inc.	10,470	525,280
Clorox Co. (The)	9,074	1,349,667
Colgate-Palmolive Co.	64,914	4,897,761
Kimberly-Clark Corp.	30,712	3,705,710
Procter & Gamble Co. (The)	219,870	20,201,655
		30,680,073
Industrial Conglomerates – 4.0%
3M Co.	47,813	11,253,746
General Electric Co.	330,503	5,767,277
Honeywell International, Inc.	35,249	5,405,787
		22,426,810
Insurance – 1.5%
Arthur J Gallagher & Co.	15,356	971,728
Everest Re Group Ltd.	3,141	694,977
Marsh & McLennan Cos., Inc.	83,062	6,760,416
		8,427,121
IT Services – 4.3%
Accenture plc, Class A	39,088	5,983,982
Amdocs Ltd.	9,423	617,018
Automatic Data Processing, Inc.	34,900	4,089,931
Broadridge Financial Solutions, Inc.	6,282	569,024
International Business Machines Corp.	66,310	10,173,280
Paychex, Inc.	36,994	2,518,551
		23,951,786

Investments	Number of Shares	Value
Leisure Products – 0.1%
Hasbro, Inc.	5,584	$507,530
Machinery – 1.0%
Cummins, Inc.	9,423	1,664,479
Illinois Tool Works, Inc.	16,054	2,678,610
Snap-on, Inc.	2,792	486,645
Stanley Black & Decker, Inc.	5,235	888,327
		5,718,061
Media – 1.6%
Interpublic Group of Cos., Inc. (The)	14,658	295,505
Omnicom Group, Inc.	13,960	1,016,707
Walt Disney Co. (The)	68,404	7,354,114
		8,666,326
Multiline Retail – 0.5%
Target Corp.	38,739	2,527,720
Multi-Utilities – 1.7%
Ameren Corp.	12,913	761,738
CenterPoint Energy, Inc.	24,081	682,937
CMS Energy Corp.	11,866	561,262
Consolidated Edison, Inc.	15,705	1,334,140
Dominion Energy, Inc.	25,477	2,065,166
DTE Energy Co.	8,376	916,837
Public Service Enterprise Group, Inc.	28,967	1,491,800
SCANA Corp.	6,282	249,898
WEC Energy Group, Inc.	19,544	1,298,308
		9,362,086
Oil, Gas & Consumable Fuels – 6.8%
Chevron Corp.	72,243	9,044,101
Exxon Mobil Corp.	314,798	26,329,705
Occidental Petroleum Corp.	32,806	2,416,490
		37,790,296
Pharmaceuticals – 11.4%
Bristol-Myers Squibb Co.	76,780	4,705,079
Eli Lilly & Co.	58,981	4,981,535
Johnson & Johnson	196,836	27,501,926
Merck & Co., Inc.	183,574	10,329,709
Pfizer, Inc.	445,324	16,129,635
		63,647,884
Professional Services – 0.2%
Nielsen Holdings plc	13,262	482,737
Robert Half International, Inc.	6,282	348,902
		831,639
Road & Rail – 1.0%
Union Pacific Corp.	41,182	5,522,506

See accompanying notes to the financial statements.

FQF Trust
O'Shares FTSE U.S. Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Semiconductors & Semiconductor Equipment – 8.2%
Analog Devices, Inc.	26,873	$2,392,503
Intel Corp.	452,653	20,894,462
Maxim Integrated Products, Inc.	20,591	1,076,498
QUALCOMM, Inc.	122,499	7,842,386
Texas Instruments, Inc.	116,915	12,210,603
Xilinx, Inc.	17,101	1,152,949
		45,569,401
Specialty Retail – 4.7%
Bed Bath & Beyond, Inc.	5,235	115,118
Foot Locker, Inc.	4,886	229,056
Home Depot, Inc. (The)	97,022	18,388,580
L Brands, Inc.	8,725	525,419
Lowe’s Cos., Inc.	38,390	3,567,967
Tiffany & Co.	4,188	435,342
TJX Cos., Inc. (The)	39,437	3,015,353
		26,276,835
Textiles, Apparel & Luxury Goods – 0.8%
NIKE, Inc., Class B	48,860	3,056,193
VF Corp.	20,591	1,523,734
		4,579,927
Tobacco – 3.7%
Altria Group, Inc.	104,002	7,426,783
Philip Morris International, Inc.	125,640	13,273,866
		20,700,649

Investments	Number of Shares	Value
Trading Companies & Distributors – 0.4%
Fastenal Co.	18,846	$1,030,687
WW Grainger, Inc.	3,839	906,964
		1,937,651
Water Utilities – 0.1%
American Water Works Co., Inc.	6,631	606,670
Total Common Stocks (Cost $502,739,091)		554,934,835
Total Investments — 99.8% (Cost $502,739,091)		554,934,835
Other Assets Less Liabilities — 0.2%		1,180,819
Net Assets — 100.0%		$556,115,654
(a)	Represents less than 0.05% of net assets.

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,986,085
Aggregate gross unrealized depreciation	(6,783,453)
Net unrealized appreciation	$52,202,632
Federal income tax cost of investments (including derivative contracts, if any)	$502,732,203

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Common Stocks – 99.4%
Aerospace & Defense – 0.9%
BAE Systems plc	43,563	$337,668
Thales SA	897	96,811
		434,479
Air Freight & Logistics – 1.5%
bpost SA	3,354	102,238
Deutsche Post AG (Registered)	11,362	542,329
Royal Mail plc	19,071	116,737
		761,304
Auto Components – 1.3%
Cie Generale des Etablissements Michelin	2,581	370,517
Continental AG	768	207,544
GKN plc	20,904	90,320
		668,381
Beverages – 1.8%
Diageo plc	24,340	897,232
Building Products – 0.8%
Cie de Saint-Gobain	4,034	222,728
Geberit AG (Registered)	429	188,901
		411,629
Capital Markets – 1.3%
3i Group plc	28,704	354,706
Ashmore Group plc	7,878	43,171
Partners Group Holding AG	351	240,604
		638,481
Chemicals – 3.6%
BASF SE	6,085	670,332
Croda International plc	1,546	92,522
EMS-Chemie Holding AG (Registered)	39	26,033
Evonik Industries AG	2,184	82,269
FUCHS PETROLUB SE	414	20,069
FUCHS PETROLUB SE (Preference)	624	33,157
Givaudan SA (Registered)	134	309,665
Johnson Matthey plc	1,638	68,136
Linde AG	1,326	288,836
Umicore SA	1,794	84,995
Yara International ASA	2,652	122,138
		1,798,152
Commercial Services & Supplies – 0.5%
Babcock International Group plc	3,315	31,637
ISS A/S	3,287	127,390
Societe BIC SA	570	62,737
		221,764

Investments	Number of Shares	Value
Construction & Engineering – 1.7%
ACS Actividades de Construccion y Servicios SA	1,833	$71,799
Boskalis Westminster	741	27,966
Bouygues SA	1,794	93,300
Ferrovial SA	9,867	224,229
Vinci SA	4,275	437,111
		854,405
Construction Materials – 0.5%
CRH plc	6,318	227,085
Imerys SA	312	29,425
		256,510
Containers & Packaging – 0.1%
DS Smith plc	10,195	71,370
Diversified Financial Services – 2.2%
Corp. Financiera Alba SA	468	26,817
Industrivarden AB, Class A	6,903	178,403
Industrivarden AB, Class C	5,928	146,616
Investment AB Latour, Class B	2,067	25,473
Investor AB, Class B	14,443	659,924
Sofina SA	297	46,773
		1,084,006
Diversified Telecommunication Services – 6.5%
BT Group plc	194,912	716,384
Deutsche Telekom AG (Registered)	32,813	582,950
Elisa OYJ	2,123	83,413
Inmarsat plc	4,680	31,072
Orange SA	20,181	350,778
Proximus SADP	3,331	109,396
Swisscom AG (Registered)	376	200,058
TDC A/S	6,616	40,686
Telefonica Deutschland Holding AG	12,597	63,319
Telefonica SA	54,496	531,690
Telenor ASA	16,107	346,387
Telia Co. AB	40,950	182,806
		3,238,939
Electric Utilities – 2.9%
EDP – Energias de Portugal SA	24,336	84,307
Endesa SA	7,020	150,511
Enel SpA	72,781	448,339
Fortum OYJ	2,886	57,181
Red Electrica Corp. SA	7,332	164,728
SSE plc	19,539	348,894
Terna Rete Elettrica Nazionale SpA	29,172	169,684
		1,423,644

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Electrical Equipment – 2.8%
ABB Ltd. (Registered)	25,205	$675,582
Legrand SA	2,496	192,390
Philips Lighting NV(a)	741	27,228
Schneider Electric SE*	5,799	493,429
		1,388,629
Equity Real Estate Investment Trusts (REITs) – 4.0%
Fonciere Des Regions	1,287	146,012
Gecina SA	1,819	336,157
Hammerson plc	18,213	134,768
Klepierre SA	9,185	404,391
Merlin Properties Socimi SA	7,527	102,134
Unibail-Rodamco SE	3,357	846,528
		1,969,990
Food & Staples Retailing – 0.7%
Booker Group plc	22,620	70,072
Colruyt SA	1,092	56,857
ICA Gruppen AB	663	24,123
J Sainsbury plc	15,483	50,560
Jeronimo Martins SGPS SA	2,229	43,347
Kesko OYJ, Class B	936	50,859
Wm Morrison Supermarkets plc	15,327	45,593
		341,411
Food Products – 5.7%
Marine Harvest ASA*	9,321	158,401
Nestle SA (Registered)	28,500	2,450,795
Orkla ASA	13,143	139,877
Tate & Lyle plc	6,279	59,712
		2,808,785
Gas Utilities – 0.3%
Gas Natural SDG SA	4,017	92,855
Rubis SCA	638	45,185
		138,040
Health Care Equipment & Supplies – 0.7%
Coloplast A/S, Class B	1,989	158,308
Koninklijke Philips NV	4,563	172,815
		331,123
Hotels, Restaurants & Leisure – 1.0%
InterContinental Hotels Group plc	2,340	149,377
Sodexo SA	956	128,630
TUI AG	3,120	64,997
Whitbread plc	2,340	126,617
William Hill plc	9,282	40,431
		510,052
Household Durables – 0.2%
Persimmon plc	2,613	96,781
Household Products – 1.8%
Reckitt Benckiser Group plc	9,311	871,479

Investments	Number of Shares	Value
Independent Power and Renewable Electricity Producers – 0.1%
Uniper SE	1,462	$45,645
Industrial Conglomerates – 2.5%
Siemens AG (Registered)	8,396	1,171,014
Smiths Group plc	4,486	90,420
		1,261,434
Insurance – 3.4%
Admiral Group plc	8,385	227,083
Direct Line Insurance Group plc	30,459	157,274
Euler Hermes Group	624	91,272
Gjensidige Forsikring ASA	4,329	81,982
Sampo OYJ, Class A	12,430	683,608
Swiss Re AG	3,639	340,748
Tryg A/S	4,850	121,399
		1,703,366
IT Services – 0.6%
Amadeus IT Group SA	3,900	281,502
Machinery – 2.0%
ANDRITZ AG	702	39,691
Atlas Copco AB, Class A	4,464	193,117
Atlas Copco AB, Class B	3,034	116,580
GEA Group AG	1,404	67,454
IMI plc	4,061	73,229
Kone OYJ, Class B	5,343	287,303
MAN SE	351	40,209
Schindler Holding AG	228	52,479
Schindler Holding AG (Registered)	117	26,473
SKF AB, Class B	2,964	65,959
Sulzer AG (Registered)	101	12,251
Zardoya Otis SA	3,666	40,147
		1,014,892
Marine – 0.3%
Kuehne + Nagel International AG (Registered)	936	165,685
Media – 2.0%
Axel Springer SE	429	33,551
Daily Mail & General Trust plc, Class A	1,950	15,735
ITV plc	61,932	138,653
Lagardere SCA	1,599	51,324
Mediaset Espana Comunicacion SA	1,443	16,217
ProSiebenSat.1 Media SE	2,769	95,444
Publicis Groupe SA	2,240	152,377
RTL Group SA	897	72,242
SES SA, FDR	3,276	51,179
Sky plc*	8,970	122,798
WPP plc	12,929	234,537
		984,057

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Multiline Retail – 0.5%
Marks & Spencer Group plc	21,060	$89,683
Next plc	2,418	148,011
		237,694
Multi-Utilities – 2.9%
Centrica plc	73,008	135,600
Engie SA	22,395	385,495
Innogy SE(a)	1,693	66,427
National Grid plc	58,771	695,726
Suez	3,666	64,557
Veolia Environnement SA	4,212	107,604
		1,455,409
Oil, Gas & Consumable Fuels – 5.0%
Enagas SA	4,212	120,729
Eni SpA	24,263	402,063
Snam SpA	49,452	242,278
Statoil ASA	6,591	141,178
TOTAL SA	28,307	1,565,118
		2,471,366
Paper & Forest Products – 0.4%
Svenska Cellulosa AB SCA, Class B	6,435	66,452
UPM-Kymmene OYJ	4,095	127,407
		193,859
Personal Products – 3.6%
L’Oreal SA	2,809	623,845
Unilever NV, CVA	11,708	660,139
Unilever plc	9,398	524,481
		1,808,465
Pharmaceuticals – 18.0%
AstraZeneca plc	9,716	673,069
GlaxoSmithKline plc	84,998	1,520,624
Novartis AG (Registered)	25,026	2,116,103
Novo Nordisk A/S, Class B	17,641	951,699
Orion OYJ, Class B	1,014	37,843
Recordati SpA	837	37,248
Roche Holding AG – BR	351	88,678
Roche Holding AG – Genusschein	8,891	2,248,981
Sanofi	15,021	1,295,974
		8,970,219
Professional Services – 2.2%
Bureau Veritas SA	3,159	86,450
DKSH Holding AG	140	12,248
Experian plc	9,399	208,009
RELX NV	8,931	205,532
RELX plc	11,544	271,565
SGS SA (Registered)	78	203,384
Wolters Kluwer NV	1,618	84,477
		1,071,665

Investments	Number of Shares	Value
Real Estate Management & Development – 3.0%
Deutsche Wohnen SE	7,527	$329,541
LEG Immobilien AG	2,262	258,827
PSP Swiss Property AG (Registered)	429	40,655
Swiss Prime Site AG (Registered)*	1,170	108,055
Vonovia SE	14,635	727,376
		1,464,454
Specialty Retail – 1.5%
CECONOMY AG	1,092	16,529
Fielmann AG	429	37,873
Hennes & Mauritz AB, Class B	10,686	220,964
Industria de Diseno Textil SA	7,800	272,042
Kingfisher plc	42,549	194,374
		741,782
Textiles, Apparel & Luxury Goods – 0.1%
HUGO BOSS AG	702	59,800
Tobacco – 3.8%
British American Tobacco plc	21,255	1,442,811
Imperial Brands plc	8,473	362,882
Swedish Match AB	2,496	98,529
		1,904,222
Trading Companies & Distributors – 0.5%
Ferguson plc	2,773	199,938
Travis Perkins plc	2,964	62,829
		262,767
Transportation Infrastructure – 0.8%
Abertis Infraestructuras SA	6,396	142,470
Aena SME SA(a)	468	94,973
Atlantia SpA	5,343	168,866
		406,309
Water Utilities – 0.5%
Pennon Group plc	6,162	65,268
Severn Trent plc	3,159	92,390
United Utilities Group plc	8,541	95,839
		253,497
Wireless Telecommunication Services – 2.9%
Tele2 AB, Class B	3,237	39,852
Vodafone Group plc	438,150	1,392,863
		1,432,715
Total Common Stocks (Cost $46,999,586)		49,407,390
Total Investments — 99.4% (Cost $46,999,586)		49,407,390
Other Assets Less Liabilities — 0.6%		311,297
Net Assets — 100.0%		$49,718,687
*	Non-income producing security.

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Europe Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

(a)	Security exempt from registration pursuant to either Regulation S or Rule 144A under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration. At December 31, 2017, the value of these securities amounted to $188,628 or 0.38% of net assets of the Fund.

Abbreviations
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,696,739
Aggregate gross unrealized depreciation	(1,288,935)
Net unrealized appreciation	$2,407,804
Federal income tax cost of investments (including derivative contracts, if any)	$46,999,586

O’Shares FTSE Europe Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of December 31, 2017:

Austria	0.1%
Belgium	0.8%
Denmark	2.8%
Finland	2.7%
France	17.5%
Germany	11.1%
Ireland	0.4%
Italy	2.9%
Luxembourg	0.2%
Netherlands	0.6%
Norway	2.0%
Portugal	0.3%
Spain	4.7%
Sweden	4.1%
Switzerland	19.5%
United Kingdom	29.7%
Other(1)	0.6%
100.0%
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Common Stocks – 98.5%
Aerospace & Defense – 0.3%
Singapore Technologies Engineering Ltd.	10,740	$26,199
Air Freight & Logistics – 0.0%(a)
Kerry Logistics Network Ltd.	1,086	1,539
Singapore Post Ltd.	2,676	2,483
		4,022
Airlines – 0.8%
Air New Zealand Ltd.	2,460	5,581
ANA Holdings, Inc.	265	11,071
Japan Airlines Co. Ltd.	798	31,226
Qantas Airways Ltd.	1,410	5,558
Singapore Airlines Ltd.	2,208	17,629
		71,065
Auto Components – 2.9%
Aisin Seiki Co. Ltd.	384	21,578
Bridgestone Corp.	2,690	125,080
Denso Corp.	1,421	85,310
Exedy Corp.	84	2,599
Hanon Systems	264	3,428
NHK Spring Co. Ltd.	348	3,830
Sumitomo Rubber Industries Ltd.	360	6,698
Tokai Rika Co. Ltd.	120	2,527
Xinyi Glass Holdings Ltd.	4,920	6,407
		257,457
Automobiles – 3.7%
Kia Motors Corp.*	750	23,469
Toyota Motor Corp.	4,749	304,080
		327,549
Beverages – 0.3%
Coca-Cola Amatil Ltd.	1,740	11,581
Hite Jinro Co. Ltd.*	54	1,216
Suntory Beverage & Food Ltd.	300	13,342
		26,139
Biotechnology – 1.0%
CSL Ltd.	790	87,309
Building Products – 0.4%
Aica Kogyo Co. Ltd.	186	6,910
Asahi Glass Co. Ltd.	510	22,093
KCC Corp.	12	4,271
Sanwa Holdings Corp.	456	6,282
		39,556

Investments	Number of Shares	Value
Capital Markets – 1.3%
ASX Ltd.	738	$31,667
IOOF Holdings Ltd.	1,146	9,609
Magellan Financial Group Ltd.	330	6,958
Perpetual Ltd.	324	12,253
Platinum Asset Management Ltd.	1,446	8,720
Singapore Exchange Ltd.	8,139	45,311
		114,518
Chemicals – 3.1%
Asahi Kasei Corp.	2,766	35,689
Daicel Corp.	966	10,994
DuluxGroup Ltd.	2,058	12,330
Hitachi Chemical Co. Ltd.	288	7,399
Incitec Pivot Ltd.	2,502	7,632
JSR Corp.	822	16,185
Kaneka Corp.	738	6,741
Kuraray Co. Ltd.	1,782	33,631
Lintec Corp.	174	4,858
Nippon Kayaku Co. Ltd.	438	6,501
Nissan Chemical Industries Ltd.	354	14,125
NOF Corp.	208	5,585
Orica Ltd.	912	12,911
Shin-Etsu Chemical Co. Ltd.	993	100,931
		275,512
Commercial Services & Supplies – 2.0%
Brambles Ltd.	6,159	48,510
Dai Nippon Printing Co. Ltd.	1,304	29,090
KEPCO Plant Service & Engineering Co. Ltd.*	48	1,820
Park24 Co. Ltd.	756	18,100
S-1 Corp.	48	4,797
Secom Co. Ltd.	959	72,421
Toppan Forms Co. Ltd.	174	1,971
		176,709
Communications Equipment – 0.1%
VTech Holdings Ltd.	894	11,711
Construction & Engineering – 1.3%
CIMIC Group Ltd.	174	7,002
COMSYS Holdings Corp.	372	10,782
Kajima Corp.	2,448	23,556
Kinden Corp.	354	5,776
Maeda Road Construction Co. Ltd.	234	5,370
Nippo Corp.	132	3,090
Obayashi Corp.	1,866	22,594
Taisei Corp.	712	35,458
		113,628

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Construction Materials – 0.9%
Adelaide Brighton Ltd.	2,976	$15,176
CSR Ltd.	2,406	8,958
Fletcher Building Ltd.	2,850	15,405
James Hardie Industries plc, CHDI	2,022	35,774
Sumitomo Osaka Cement Co. Ltd.	822	3,962
		79,275
Containers & Packaging – 0.6%
Amcor Ltd.	3,784	45,638
Orora Ltd.	4,428	11,741
		57,379
Distributors – 0.1%
Canon Marketing Japan, Inc.	138	3,730
PALTAC Corp.	66	3,012
		6,742
Diversified Consumer Services – 0.1%
Benesse Holdings, Inc.	264	9,316
Diversified Telecommunication Services – 3.1%
LG Uplus Corp.*	420	5,492
Nippon Telegraph & Telephone Corp.	2,081	97,926
PCCW Ltd.	6,390	3,711
Singapore Telecommunications Ltd.	26,147	69,848
Spark New Zealand Ltd.	13,368	34,512
Telstra Corp. Ltd.	21,753	61,761
		273,250
Electric Utilities – 3.0%
AusNet Services	5,790	8,174
Chugoku Electric Power Co., Inc. (The)	930	9,997
CK Infrastructure Holdings Ltd.	4,308	37,005
CLP Holdings Ltd.	9,470	96,853
Contact Energy Ltd.	4,266	16,869
Hokuriku Electric Power Co.	636	5,121
Korea Electric Power Corp.	1,242	44,260
Mercury NZ Ltd.	3,935	9,431
Power Assets Holdings Ltd.	4,266	35,990
		263,700
Electrical Equipment – 0.1%
Johnson Electric Holdings Ltd.	732	3,067
Mabuchi Motor Co. Ltd.	174	9,437
		12,504
Electronic Equipment, Instruments & Components – 2.2%
Hirose Electric Co. Ltd.	120	17,545
Hitachi Ltd.	10,913	85,047
Kyocera Corp.	1,010	66,105
Venture Corp. Ltd.	1,860	28,490
		197,187

Investments	Number of Shares	Value
Equity Real Estate Investment Trusts (REITs) – 10.5%
Ascendas REIT	13,944	$28,381
CapitaLand Commercial Trust	9,690	13,994
CapitaLand Mall Trust	15,306	24,395
Champion REIT	10,950	8,026
Dexus	8,951	68,260
Goodman Group	10,547	69,459
GPT Group (The)	15,448	61,742
Kiwi Property Group Ltd.	11,004	10,996
Link REIT	20,022	185,562
Mirvac Group	31,291	57,515
Scentre Group	45,848	150,253
Shopping Centres Australasia Property Group	6,804	12,400
Stockland	18,962	66,443
Suntec REIT	8,010	12,887
Vicinity Centres	24,088	51,246
Westfield Corp.	15,036	111,606
		933,165
Food & Staples Retailing – 6.3%
Dairy Farm International Holdings Ltd.	1,170	9,196
Dongsuh Cos., Inc.*	90	2,446
GS Retail Co. Ltd.*	84	3,162
Lawson, Inc.	378	25,133
Mitsubishi Shokuhin Co. Ltd.	30	880
Seven & i Holdings Co. Ltd.	2,984	124,049
Sun Art Retail Group Ltd.	4,920	5,199
Wesfarmers Ltd.	8,178	284,129
Woolworths Group Ltd.	5,082	108,514
		562,708
Food Products – 0.9%
Golden Agri-Resources Ltd.	13,608	3,767
Itoham Yonekyu Holdings, Inc.	288	2,636
Nisshin Seifun Group, Inc.	612	12,365
Nissin Foods Holdings Co. Ltd.	150	10,959
Toyo Suisan Kaisha Ltd.	252	10,771
Want Want China Holdings Ltd.	16,470	13,800
WH Group Ltd.(b)	11,352	12,808
Wilmar International Ltd.	3,504	8,102
		75,208
Gas Utilities – 1.6%
APA Group	5,520	35,965
Hong Kong & China Gas Co. Ltd.	25,465	49,905
Osaka Gas Co. Ltd.	1,498	28,856
Tokyo Gas Co. Ltd.	1,293	29,596
Towngas China Co. Ltd.*	1,854	1,489
		145,811

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Health Care Equipment & Supplies – 1.1%
Ansell Ltd.	264	$5,018
Cochlear Ltd.	156	20,893
Fisher & Paykel Healthcare Corp. Ltd.	2,628	26,820
Hoya Corp.	840	41,966
		94,697
Health Care Providers & Services – 0.8%
Alfresa Holdings Corp.	396	9,305
Healthscope Ltd.	3,366	5,529
Miraca Holdings, Inc.	216	9,252
Ramsay Health Care Ltd.	258	14,150
Ryman Healthcare Ltd.	1,548	11,659
Sonic Healthcare Ltd.	1,404	25,103
		74,998
Hotels, Restaurants & Leisure – 2.0%
Aristocrat Leisure Ltd.	1,314	24,358
Cafe de Coral Holdings Ltd.	2,466	6,767
Crown Resorts Ltd.	2,076	21,141
Flight Centre Travel Group Ltd.	174	6,021
Genting Singapore plc	13,452	13,186
Kangwon Land, Inc.*	786	25,550
Sands China Ltd.	5,544	28,616
SJM Holdings Ltd.	3,096	2,772
SKYCITY Entertainment Group Ltd.	3,876	11,440
Skylark Co. Ltd.	360	5,123
Star Entertainment Grp Ltd. (The)	2,100	9,986
Tabcorp Holdings Ltd.	5,804	25,331
		180,291
Household Durables – 0.8%
Coway Co. Ltd.	240	21,903
Sekisui Chemical Co. Ltd.	1,050	21,084
Sekisui House Ltd.	1,566	28,296
		71,283
Independent Power and Renewable Electricity Producers – 0.3%
Electric Power Development Co. Ltd.	402	10,831
Meridian Energy Ltd.	6,636	13,804
		24,635
Industrial Conglomerates – 2.8%
CK Hutchison Holdings Ltd.	9,627	120,810
Doosan Corp.*	18	1,900
Hanwha Corp. (Preference)*	66	1,119
Hopewell Holdings Ltd.	3,750	13,839
Jardine Matheson Holdings Ltd.	576	34,992
Keppel Corp. Ltd.	5,244	28,841
LG Corp.*	282	23,971
NWS Holdings Ltd.	8,484	15,303
Sembcorp Industries Ltd.	1,914	4,340
		245,115

Investments	Number of Shares	Value
Insurance – 1.1%
Insurance Australia Group Ltd.	8,567	$48,513
Medibank Pvt Ltd.	18,223	46,893
		95,406
Internet Software & Services – 0.3%
Domain Holdings Australia Ltd.*	612	1,642
Yahoo Japan Corp.	4,956	22,745
		24,387
IT Services – 0.6%
Computershare Ltd.	1,668	21,265
Itochu Techno-Solutions Corp.	120	5,209
Nomura Research Institute Ltd.	348	16,188
Otsuka Corp.	102	7,823
		50,485
Leisure Products – 0.4%
Bandai Namco Holdings, Inc.	474	15,505
Heiwa Corp.	186	3,494
Sankyo Co. Ltd.	294	9,252
Sega Sammy Holdings, Inc.	480	5,957
		34,208
Machinery – 3.5%
Amada Holdings Co. Ltd.	810	11,030
FANUC Corp.	581	139,564
Glory Ltd.	138	5,213
Hoshizaki Corp.	144	12,770
Komatsu Ltd.	2,036	73,705
Kurita Water Industries Ltd.	468	15,205
Makita Corp.	930	39,091
Nabtesco Corp.	276	10,584
OSG Corp.	246	5,328
		312,490
Media – 0.7%
Cheil Worldwide, Inc.	156	3,089
Daiichikosho Co. Ltd.	180	8,980
Fairfax Media Ltd.	4,596	2,804
Fuji Media Holdings, Inc.	120	1,888
Hakuhodo DY Holdings, Inc.	828	10,753
Nippon Television Holdings, Inc.	180	3,087
REA Group Ltd.	120	7,194
Singapore Press Holdings Ltd.	8,322	16,502
SKY Network Television Ltd.	2,112	4,221
SKY Perfect JSAT Holdings, Inc.	564	2,583
Television Broadcasts Ltd.	768	2,761
TV Asahi Holdings Corp.	78	1,569
		65,431
Metals & Mining – 1.2%
Alumina Ltd.	4,968	9,442
Korea Zinc Co. Ltd.*	30	13,816
Maruichi Steel Tube Ltd.	438	12,831

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Rio Tinto Ltd.	1,122	$66,529
Sims Metal Management Ltd.	222	2,738
Yamato Kogyo Co. Ltd.	72	2,093
		107,449
Multiline Retail – 0.1%
Harvey Norman Holdings Ltd.	2,616	8,532
Lifestyle International Holdings Ltd.	2,586	3,434
		11,966
Multi-Utilities – 0.8%
AGL Energy Ltd.	3,655	69,639
Oil, Gas & Consumable Fuels – 2.1%
Caltex Australia Ltd.	1,422	37,871
GS Holdings Corp.*	192	11,155
SK Innovation Co. Ltd.	150	28,653
S-Oil Corp.	114	12,459
Woodside Petroleum Ltd.	3,846	99,510
		189,648
Personal Products – 1.5%
Kao Corp.	1,737	117,481
Kobayashi Pharmaceutical Co. Ltd.	150	9,747
Pola Orbis Holdings, Inc.	180	6,319
		133,547
Pharmaceuticals – 2.5%
Astellas Pharma, Inc.	10,998	140,294
Daiichi Sankyo Co. Ltd.	1,901	49,563
Kaken Pharmaceutical Co. Ltd.	84	4,340
Kissei Pharmaceutical Co. Ltd.	90	2,553
KYORIN Holdings, Inc.	168	3,150
Mitsubishi Tanabe Pharma Corp.	708	14,656
Mochida Pharmaceutical Co. Ltd.	48	3,677
Sawai Pharmaceutical Co. Ltd.	72	3,221
		221,454
Professional Services – 0.1%
SEEK Ltd.	834	12,400
Real Estate Management & Development – 7.8%
CapitaLand Ltd.	5,250	13,868
CK Asset Holdings Ltd.	5,961	52,081
Daikyo, Inc.	102	1,978
Daito Trust Construction Co. Ltd.	716	146,028
Daiwa House Industry Co. Ltd.	1,201	46,132
Frasers Centrepoint Ltd.	978	1,522
Global Logistic Properties Ltd.	5,862	14,782
Hang Lung Properties Ltd.	6,534	15,965
Henderson Land Development Co. Ltd.	7,002	46,129
Hongkong Land Holdings Ltd.	8,116	57,137
Kerry Properties Ltd.	2,400	10,791
LendLease Group	2,142	27,392
Sino Land Co. Ltd.	15,390	27,247

Investments	Number of Shares	Value
Sun Hung Kai Properties Ltd.	7,693	$128,327
Swire Pacific Ltd., Class A	1,530	14,160
Swire Pacific Ltd., Class B	2,940	4,573
Swire Properties Ltd.	5,640	18,181
Wharf Holdings Ltd. (The)	4,596	15,874
Wharf Real Estate Investment Co. Ltd.*	6,128	40,763
Wheelock & Co. Ltd.	1,428	10,193
		693,123
Road & Rail – 2.0%
Aurizon Holdings Ltd.	9,306	36,102
ComfortDelGro Corp. Ltd.	16,398	24,295
Kintetsu Group Holdings Co. Ltd.	620	23,776
MTR Corp. Ltd.	6,588	38,598
Nagoya Railroad Co. Ltd.	552	13,902
Sotetsu Holdings, Inc.	190	4,994
West Japan Railway Co.	486	35,494
		177,161
Semiconductors & Semiconductor Equipment – 0.3%
ASM Pacific Technology Ltd.	378	5,266
Disco Corp.	90	20,029
		25,295
Software – 0.4%
Koei Tecmo Holdings Co. Ltd.	96	1,941
Oracle Corp. Japan	102	8,457
Trend Micro, Inc.	384	21,782
		32,180
Specialty Retail – 1.0%
ABC-Mart, Inc.	120	6,892
Aoyama Trading Co. Ltd.	198	7,400
Autobacs Seven Co. Ltd.	570	10,939
Chow Tai Fook Jewellery Group Ltd.	3,330	3,493
K’s Holdings Corp.	192	4,924
L’Occitane International SA	810	1,484
Sa Sa International Holdings Ltd.	4,020	1,548
Shimachu Co. Ltd.	354	10,197
Shimamura Co. Ltd.	120	13,209
USS Co. Ltd.	1,416	29,992
		90,078
Technology Hardware, Storage & Peripherals – 6.2%
Canon, Inc.	2,374	88,511
Samsung Electronics Co. Ltd.	164	390,334
Samsung Electronics Co. Ltd. (Preference)	34	66,377
		545,222
Textiles, Apparel & Luxury Goods – 0.3%
PRADA SpA	1,098	3,975
Texwinca Holdings Ltd.	954	525
Wacoal Holdings Corp.	304	9,607
Yue Yuen Industrial Holdings Ltd.	2,412	9,472
		23,579

See accompanying notes to the financial statements.

FQF Trust
O’Shares FTSE Asia Pacific Quality Dividend ETF
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Tobacco – 2.8%
Japan Tobacco, Inc.	5,392	$173,798
KT&G Corp.	677	73,041
		246,839
Trading Companies & Distributors – 1.7%
Marubeni Corp.	3,630	26,298
Mitsubishi Corp.	2,848	78,702
Sumitomo Corp.	2,640	44,879
		149,879
Transportation Infrastructure – 1.9%
Auckland International Airport Ltd.	2,628	12,111
Hopewell Highway Infrastructure Ltd.	6,972	4,442
Hutchison Port Holdings Trust	21,762	9,031
Kamigumi Co. Ltd.	256	5,665
Macquarie Atlas Roads Group	2,910	14,316
SATS Ltd.	4,764	18,537
SIA Engineering Co. Ltd.	1,902	4,455
Sydney Airport	4,062	22,399
Transurban Group	7,608	73,966
		164,922
Wireless Telecommunication Services – 4.8%
KDDI Corp.	7,992	198,967
M1 Ltd.	2,232	2,973
NTT DOCOMO, Inc.	8,060	190,392
SK Telecom Co. Ltd.	102	25,439
StarHub Ltd.	3,252	6,935
		424,706
Total Common Stocks (Cost $7,650,165)		8,740,132
Total Investments — 98.5% (Cost $7,650,165)		8,740,132
Other Assets Less Liabilities — 1.5%		129,249
Net Assets — 100.0%		$8,869,381
*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security exempt from registration pursuant to either Regulation S or Rule 144A under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Rule 144A may be resold, normally to qualified institutional buyers, in transactions exempt from registration. At December 31, 2017, the value of these securities amounted to $12,808 or 0.14% of net assets of the Fund.

Abbreviations
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,293,829
Aggregate gross unrealized depreciation	(210,347)
Net unrealized appreciation	$1,083,482
Federal income tax cost of investments (including derivative contracts, if any)	$7,656,650

O’Shares FTSE Asia Pacific Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of December 31, 2017:

Australia	24.7%
China	0.2%
Hong Kong	13.6%
Ireland	0.4%
Italy	0.0	%(a)
Japan	43.0%
Luxembourg	0.0	%(a)
New Zealand	2.0%
Singapore	4.9%
South Korea	8.9%
United Kingdom	0.8%
United States	0.0	%(a)
Other(1)	1.5%
	100.0%
(a)	Represents less than 0.05% of net assets.
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
December 31, 2017 (Unaudited)

	O'Shares FTSE U.S. Quality Dividend ETF	O'Shares FTSE Europe Quality Dividend ETF	O'Shares FTSE Asia Pacific Quality Dividend ETF
ASSETS
Investments in securities, at value(1)	$554,934,835	$49,407,390	$8,740,132
Cash	571,266	69,698	68,951
Receivables:
Securities sold	—	—	31,885
Dividends and interest	802,500	147,126	35,683
Receivable for capital shares issued	16,230	—	—
Reclaims	—	127,739	3,165
Total Assets	556,324,831	49,751,953	8,879,816
LIABILITIES
Cash denominated in foreign currency(2)	—	600	24
Payables:
Securities purchased	—	—	46
Investment management fees	206,515	25,004	3,704
Trustees fees	1,767	1,767	1,767
Accrued expenses and other liabilities	895	5,895	4,894
Total Liabilities	209,177	33,266	10,435
Net Assets	$556,115,654	$49,718,687	$8,869,381
NET ASSETS CONSIST OF:
Paid-in capital	$491,438,157	$45,470,624	$7,169,667
Accumulated undistributed net investment income (loss)	60,992	(316,843)	(202,323)
Accumulated undistributed net realized gain (loss)	12,420,761	2,149,423	811,873
Net unrealized appreciation (depreciation) on:
Investments	52,195,744	2,407,804	1,089,967
Translation of assets and liabilities denominated in foreign currencies	—	7,679	197
Net Assets	$556,115,654	$49,718,687	$8,869,381
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	17,450,000	1,950,000	300,000
Net Asset Value	$31.87	$25.50	$29.56
(1) Investments in securities, at cost	$502,739,091	$46,999,586	$7,650,165
(2) Cost of foreign cash	$—	$(597)	$(24)

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
For the Period Ended December 31, 2017 (Unaudited)

	O’Shares FTSE U.S. Quality Dividend ETF	O’Shares FTSE Europe Quality Dividend ETF	O’Shares FTSE Asia Pacific Quality Dividend ETF
INVESTMENT INCOME
Dividend income	$6,600,045	$623,860	$190,398
Special dividends	—	—	18,326
Foreign withholding tax on dividends	—	(37,311)	(14,382)
Total Investment Income	6,600,045	586,549	194,342
EXPENSES
Investment management fees (Note 4)	1,064,253	187,925	33,062
Professional fees	1,880	1,880	1,880
Trustees fees	3,906	3,906	3,906
Total Expenses before Adjustments	1,070,039	193,711	38,848
Less: waivers and/or reimbursements by Adviser (Note 4)	(5,786)	(5,786)	(5,786)
Total Expenses after Adjustments	1,064,253	187,925	33,062
Net Investment Income (Loss)	5,535,792	398,624	161,280
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(1,228,674)	(528,970)	200,548
In-kind redemptions of investments	15,636,401	3,041,891	738,888
Foreign currency transactions	—	(52,475)	109
Net Realized Gain (Loss)	14,407,727	2,460,446	939,545
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	23,788,728	168,582	2,886
Translation of assets and liabilities denominated in foreign currencies	—	2,889	212
Net Change in Unrealized Appreciation (Depreciation)	23,788,728	171,471	3,098
Net Realized and Unrealized Gain (Loss)	38,196,455	2,631,917	942,643
Net Increase (Decrease) in Net Assets Resulting from Operations	$43,732,247	$3,030,541	$1,103,923

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	O’Shares FTSE U.S. Quality Dividend ETF		O’Shares FTSE Europe Quality Dividend ETF
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
OPERATIONS
Net investment income (loss)	$5,535,792	$8,301,497	$398,624	$1,245,908
Net realized gain (loss)	14,407,727	5,726,769	2,460,446	(456,359)
Net change in unrealized appreciation (depreciation)	23,788,728	14,062,130	171,471	2,214,543
Net Increase (Decrease) in Net Assets Resulting from Operations	43,732,247	28,090,396	3,030,541	3,004,092
DISTRIBUTIONS
Net investment income	(6,165,472)	(7,773,398)	(974,618)	(1,011,159)
Total Distributions	(6,165,472)	(7,773,398)	(974,618)	(1,011,159)
CAPITAL TRANSACTIONS
Proceeds from shares issued	178,691,569	255,604,116	10,066,233	43,017,201
Cost of shares redeemed	(74,074,748)	(75,321,481)	(25,350,321)	(7,546,634)
Net Increase (Decrease) from Capital Transactions	104,616,821	180,282,635	(15,284,088)	35,470,567
Total Increase (Decrease) in Net Assets	142,183,596	200,599,633	(13,228,165)	37,463,500
NET ASSETS
Beginning of period	$413,932,058	$213,332,425	$62,946,852	$25,483,352
End of Period	$556,115,654	$413,932,058	$49,718,687	$62,946,852
Accumulated undistributed net investment income (loss) included in end of period net assets	$60,992	$690,672	$(316,843)	$259,151
SHARE TRANSACTIONS
Beginning of period	14,150,001	7,700,001	2,550,001	1,100,001
Shares issued in-kind	5,750,000	9,200,000	400,000	1,800,000
Shares redeemed	(1)	—	(1)	—
Shares redeemed in-kind	(2,450,000)	(2,750,000)	(1,000,000)	(350,000)
Shares Outstanding, End of Period	17,450,000	14,150,001	1,950,000	2,550,001

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	O’Shares FTSE Asia Pacific Quality Dividend ETF
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
OPERATIONS
Net investment income (loss)	$161,280	$252,779
Net realized gain (loss)	939,545	48,106
Net change in unrealized appreciation (depreciation)	3,098	814,470
Net Increase (Decrease) in Net Assets Resulting from Operations	1,103,923	1,115,355
DISTRIBUTIONS
Net investment income	(296,683)	(298,235)
Net realized gain	(103,132)	—
Total Distributions	(399,815)	(298,235)
CAPITAL TRANSACTIONS
Proceeds from shares issued	1,456,791	5,308,161
Cost of shares redeemed	(4,466,013)	—
Net Increase (Decrease) from Capital Transactions	(3,009,222)	5,308,161
Total Increase (Decrease) in Net Assets	(2,305,114)	6,125,281
NET ASSETS
Beginning of period	$11,174,495	$5,049,214
End of Period	$8,869,381	$11,174,495
Accumulated undistributed net investment income (loss) included in end of period net assets	$(202,323)	$(66,920)
SHARE TRANSACTIONS
Beginning of period	400,001	200,001
Shares issued in-kind	50,000	200,000
Shares redeemed	(1)	—
Shares redeemed in-kind	(150,000)	—
Shares Outstanding, End of Period	300,000	400,001

See accompanying notes to the financial statements.

(This page intentionally left blank.)

FQF Trust

Financial Highlights for a share outstanding throughout the period

		PER SHARE OPERATING PERFORMANCE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)		Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
O’Shares FTSE U.S. Quality Dividend ETF
For the six months ended 12/31/17 (Unaudited)	$29.25	$0.38	$2.64		$3.02	$(0.40)	$—	$—	$(0.40)	$31.87
Year ended June 30, 2017	27.71	0.69	1.49		2.18	(0.64)	—	—	(0.64)	29.25
For the period 07/14/15* – 06/30/16	25.00	0.69	2.60		3.29	(0.58)	—	—	(0.58)	27.71
O’Shares FTSE Europe Quality Dividend ETF
For the six months ended 12/31/17 (Unaudited)	24.69	0.16	1.06		1.22	(0.41)	—	—	(0.41)	25.50
Year ended June 30, 2017	23.17	0.75	1.34		2.09	(0.57)	—	—	(0.57)	24.69
For the period 08/19/15* – 06/30/16	25.00	1.04	(2.32	)(8)	(1.28)	(0.55)	—	—	(0.55)	23.17
O’Shares FTSE Asia Pacific Quality Dividend ETF
For the six months ended 12/31/17 (Unaudited)	27.94	0.42	2.45		2.87	(0.91)	(0.34)	—	(1.25)	29.56
Year ended June 30, 2017	25.25	0.70	2.78		3.48	(0.79)	—	—	(0.79)	27.94
For the period 08/19/15* – 06/30/16	25.00	0.57	0.30		0.87	(0.62)	—	—	(0.62)	25.25
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(7)	In-kind transactions are not included in portfolio turnover calculations.
(8)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)						Total Return(3)(4)
	Expenses	Expenses net of reimbursements	Net investment income (loss) before reimbursements	Net investment income (loss) net of reimbursements	Net investment income (loss) net of reimbursement excluding special dividends	Net investment income (loss) per share excluding special dividends	Net asset value(5)	Market value(6)	Portfolio turnover rate(3)(7)	Ending net assets (thousands)
O’Shares FTSE U.S. Quality Dividend ETF
For the six months ended 12/31/17 (Unaudited)	0.48%	0.48%	2.49%	2.50%	2.50%	$0.38	10.37%	10.47%	17%	$556,116
Year ended June 30, 2017	0.48	0.48	2.46	2.47	2.45	0.68	8.00	8.15	17	413,932
For the period 07/14/15* – 06/30/16	0.49	0.48	2.74	2.76	2.75	0.69	13.39	13.27	7	213,332
O’Shares FTSE Europe Quality Dividend ETF
For the six months ended 12/31/17 (Unaudited)	0.60	0.58	1.21	1.23	1.23	0.16	4.97	3.81	25	49,719
Year ended June 30, 2017	0.61	0.58	3.21	3.24	3.05	0.70	9.18	8.91	30	62,947
For the period 08/19/15* – 06/30/16	0.66	0.58	5.14	5.22	5.21	1.04	(5.06)	(4.24)	7	25,483
O’Shares FTSE Asia Pacific Quality Dividend ETF
For the six months ended 12/31/17 (Unaudited)	0.68	0.58	2.73	2.83	2.51	0.37	10.34	11.11	22	8,869
Year ended June 30, 2017	0.71	0.58	2.50	2.62	2.49	0.67	13.99	12.98	26	11,174
For the period 08/19/15* – 06/30/16	0.80	0.58	2.54	2.75	2.46	0.51	3.63	4.82	37	5,049

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
December 31, 2017 (Unaudited)

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes three series of the O’Shares Investments Funds (collectively the “Funds” or individually a “Fund”): O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, and O’Shares FTSE Asia Pacific Quality Dividend ETF. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

Each Fund seeks to track the performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds will achieve their respective investment objectives.

The O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF ceased trading on the NYSE Arca, Inc.TM and were closed for purchase by investors as of the close of regular trading on the New York Stock Exchange (“NYSE”) on November 30, 2017. After November 30, 2017, the Funds undertook the process of closing down and liquidating their respective portfolios. The final liquidating distribution was paid to shareholders on December 13, 2017.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the “Release”). The Release calls for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Funds have updated disclosure in these financial statements to reflect the amendments, which were effective August 1, 2017. The compliance date for the FORM N-CEN is on June 1, 2018. The effective date for the FORM N-PORT has been extended for the Funds until April 1, 2020. The adoption had no effect on the Funds’ net assets or results of operations.

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding.

In calculating each Fund’s NAV, investments generally are valued using market valuations. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or if the value of a security the Funds hold has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their NAV. Exchange traded funds are generally valued at the last trade price and are typically categorized as Level 1 in the fair value hierarchy.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

The following is a summary of the valuations as of December 31, 2017 for each Fund based upon the three levels defined above:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
O’Shares FTSE U.S. Quality Dividend ETF
Investments
Common Stocks*	$554,934,835	$—	$—	$554,934,835
Total Investments	$554,934,835	$—	$—	$554,934,835
O’Shares FTSE Europe Quality Dividend ETF
Investments
Common Stocks*	$49,407,390	$—	$—	$49,407,390
Total Investments	$49,407,390	$—	$—	$49,407,390
O’Shares FTSE Asia Pacific Quality Dividend ETF
Investments
Common Stocks*	$8,740,132	$—	$—	$8,740,132
Total Investments	$8,740,132	$—	$—	$8,740,132
*	See Schedules of Investments for segregation by industry type.

At December 31, 2017, there were no Level 2 or Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of December 31, 2017, based on levels assigned to securities on June 30, 2017.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of June 30, 2017 (the Funds’ tax year end), management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income, if any, are distributed annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking to its Target Index or to comply with the distribution requirements of the Internal Revenue Code. Net capital gains are distributed at least annually.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investments and transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. For those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

4. Investment Management Fees

FFCM LLC acts as the Funds’ investment adviser pursuant to an investment advisory agreement with the Funds (the “Advisory Agreement”).

Pursuant to the Advisory Agreement, the Adviser manages the investment and reinvestment of the Funds’ assets and is accountable to the Trustees for the administration of the affairs of the Funds. Pursuant to the Advisory Agreement, the Adviser is entitled to receive an annual management fee as a percentage of average daily net assets for each Fund, payable on a monthly basis as follows:

Fund	Management Fee (as a percentage of average daily net assets)
O’Shares FTSE U.S. Quality Dividend ETF	0.48%
O’Shares FTSE Europe Quality Dividend ETF	0.58%
O’Shares FTSE Asia Pacific Quality Dividend ETF	0.58%

Under the Advisory Agreement, the Adviser bears all of the costs of the Funds, except for the advisory fee, distribution fees (including any payments under the Funds’ 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), compensation and expenses of the Independent Trustees (including Independent Trustee counsel fees), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto).

The Adviser has agreed to waive its fees and reimburse expenses for each Fund until at least November 1, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for each Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto)) are limited to the ratios below:

Fund	Expense Limitation
O’Shares FTSE U.S. Quality Dividend ETF	0.48%
O’Shares FTSE Europe Quality Dividend ETF	0.58%
O’Shares FTSE Asia Pacific Quality Dividend ETF	0.58%

This undertaking can only be changed with the approval of the Board of Trustees.

For the period ended December 31, 2017, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
O’Shares FTSE U.S. Quality Dividend ETF	$5,786	—
O’Shares FTSE Europe Quality Dividend ETF	5,786	—
O’Shares FTSE Asia Pacific Quality Dividend ETF	5,786	—

Fees waived or reimbursed are not subject to subsequent recoupment by the Adviser.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

The Adviser has entered into a Sponsor Agreement with O’Shares Investments, Inc. (the “Sponsor”). Under the Sponsor Agreement, the Sponsor agrees to pay certain expenses of each Fund. In particular, the Sponsor agrees to pay: up to $60,000 per year for fixed Trust expenses (such as insurance premiums, legal and other professional fees) (“Fixed Expenses”); all fees budgeted for each Fund and attributable solely to the Funds (“Incremental Expenses,”); and; at least trustee and trustee counsel fees allocable to the Funds and reimbursed to the Funds by the Adviser under the Expense Limitation Agreement (“Capped Expenses,” and together with Fixed Expenses and Incremental Expenses, “Sponsor Expenses”). Pursuant to the Sponsor Agreement, the Adviser pays all of the Sponsor Expenses and receives reimbursement from the Sponsor for any of the Sponsor Expenses exceeding the Net Management Fee. For these purposes, the “Net Management Fee” is defined as the total management fee earned by the Adviser under the Advisory Agreement minus (a) all Fund expenses that the Adviser is required to pay (on behalf of a Fund) under the Advisory Agreement, and (b) the Capped Expenses. Under the Sponsor Agreement, the Sponsor will not pay with respect to any Fund: the advisory fee; distribution fees (including payments under the Fund’s 12b-1 plan); brokerage commissions and other expenses incurred in placing orders for the purchase or sale of securities and other investment instruments; acquired fund fees and expenses; taxes; interest (including borrowing costs and dividend expenses on securities sold short); and, litigation and other extraordinary expenses. The Sponsor will enter into one or more index and/or data services agreement(s) with the Funds’ index provider, which provide for use of licensed indices by the Funds and the use of the related data by the Adviser in connection with its management of the Funds’ portfolios. The Sponsor will contract with a third party to have calculated and disclosed the indicative intraday value (“IIV”) of the Funds’ shares and to provide sub-administration services to the Adviser with respect to the Funds. Finally, under the Sponsor Agreement, the Sponsor agrees to develop the marketing strategy for the Funds and cooperate with the Adviser and the Funds’ Distributor to market, on behalf of the Distributor, the Funds’ shares in the U.S. In addition, the Sponsor also bore significant costs in developing the Funds, including arranging for the rights of the Funds and the Adviser to use the licensed index and related data. For these services and payments, the Sponsor is entitled to a fee from the Adviser equal to 90% of the Net Management Fee received by the Adviser from the Funds. The Sponsor does not make investment decisions, provide investment advice or otherwise act in the capacity of an investment adviser to any Fund.

5. Administration and Custodian Fees

JPMorgan Chase Bank, N.A. acts as Administrator and Custodian to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets and subject to certain minimum levels. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

6. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, a Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, a Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by any Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund and may cost you more than paying other types of sales charges.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

Foreside Fund Officer Services, LLC (“FFOS”) (formerly Foreside Compliance Services, LLC), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. FMS has agreed to temporarily waive a portion of its fees until further notice. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

7. Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Information regarding how often the shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds during the most recently completed calendar year and the most recently completed calendar quarters will be available at www.oshares.com. Any such information represents past performance and cannot be used to predict future results.

The Funds will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Funds’ Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

8. Investment Transactions

For the period ended December 31, 2017 the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
O’Shares FTSE U.S. Quality Dividend ETF	$77,020,149	$77,624,548
O’Shares FTSE Europe Quality Dividend ETF	16,149,715	16,150,552
O’Shares FTSE Asia Pacific Quality Dividend ETF	2,440,605	3,196,445

9. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

For the period ended December 31, 2017, the value of the securities transferred for redemptions, and the net realized gains and losses recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain
O’Shares FTSE U.S. Quality Dividend ETF	$71,635,346	$15,636,401
O’Shares FTSE Europe Quality Dividend ETF	25,572,822	3,041,891
O’Shares FTSE Asia Pacific Quality Dividend ETF	3,813,073	738,888

During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended December 31, 2017, the value of the securities received for subscriptions were as follows:

Fund	Value
O’Shares FTSE U.S. Quality Dividend ETF	$177,565,791
O’Shares FTSE Europe Quality Dividend ETF	9,986,519
O’Shares FTSE Asia Pacific Quality Dividend ETF	1,297,581

10. Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Quality Factor Risk:  Quality investing entails investing in securities of companies with high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

Asia-Pacific Risk:  Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Authorized Participants Concentration Risk:  The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face delisting from the Exchange.

Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Depositary Receipts Risk:  The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

Derivatives Risk:  Derivatives may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend-Paying Stocks Risk:  Involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities.

Equity Investing Risk:  An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Europe Risk:  Decreasing imports or exports, changes in governmental or European Union (the “E.U.”) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the recent referendum in which the United Kingdom voted to withdraw from membership in the E.U. In addition, if one or more countries were to exit the E.U. or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Funds’ portfolios.

Flash Crash Risk:  Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

Foreign Investment Risk:  Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic, economic, foreign market and trading risks. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Geographic Concentration Risk.  Because a Fund’s investments may be concentrated in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.

International Closed Market Trading Risk:  If a Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium NAV to that may be greater than those incurred by other exchange-traded funds.

Large Capitalization Securities Risk:  The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

Large Shareholder Risk:  Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Fund shares.

Leverage Risk:  A Fund could become exposed to leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in a Fund’s returns and may lead to a more volatile share price.

Market Events Risk:  Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on a Fund.

Mid-Capitalization Securities Risk:  The stocks of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Premium/Discount Risk:  Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk:  Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk:  Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange,

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk:  To the extent the Europe Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk:  The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error.

Volatility Risk:  There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

11. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

12. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

FQF Trust
Expense Examples (Unaudited)
December 31, 2017

As a shareholder, you incur two types of costs: (1) transaction costs, such as brokerage commissions, for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2017.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2017.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on the purchases and sale of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Examples (Unaudited)
December 31, 2017

	Beginning Account Value 07/01/17	Ending Account Value 12/31/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
O’Shares FTSE U.S. Quality Dividend ETF
Actual	$1,000.00	$1,103.70	$2.55	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%
O’Shares FTSE Europe Quality Dividend ETF
Actual	$1,000.00	$1,049.70	$3.00	0.58%
Hypothetical	$1,000.00	$1,022.28	$2.96	0.58%
O’Shares FTSE Asia Pacific Quality Dividend ETF
Actual	$1,000.00	$1,104.20	$3.08	0.58%
Hypothetical	$1,000.00	$1,022.28	$2.96	0.58%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period).

FQF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.oshares.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the O’Shares Investment Funds’ website at www.oshares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

O’Shares Investments

53 State Street, Suite 1308
Boston, MA 02109
www.oshares.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)       Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)       Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	A change in the registrant’s independent public accountant – Not applicable

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William H. DeRoche

William DeRoche

President

March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche

William DeRoche

President

March 9, 2018

By:	/s/ Joshua Hunter

Joshua Hunter

Principal Financial Officer and Treasurer

March 9, 2018